FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance and settlement		$ 35
Contingent Consideration Liability [Member] | Bond [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 30,680	30,680	$ 22,691
Change in fair-value (included within other expenses, net)	(101)		7,989
Issuance and settlement	(15,231)
Transfer out		15,332
Balance	$ (15,332)	$ 0	$ 30,680